UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/09 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2009

Shares		Value
COMMON STOCKS (96.7%)

	AEROSPACE/DEFENSE (1.9%)
68,000	AAR Corp. *	$852,720
15,000	Elbit Systems Ltd.	723,450
		1,576,170
	APPAREL (1.1%)
31,000	Jos. A. Bank Clothiers, Inc. *	862,110
	BIOTECHNOLOGY (2.0%)
15,000	Amgen, Inc. *	742,800
20,000	Myriad Genetics, Inc. *	909,400
		1,652,200
	CABLE TV (2.0%)
37,000	DIRECTV Group, Inc. (The) *	843,230
53,000	Shaw Communications, Inc. Class B	802,950
		1,646,180
	CHEMICAL - BASIC (0.9%)
13,000	Compass Minerals International, Inc.	732,810
	COMPUTER & PERIPHERALS (1.1%)
34,000	Synaptics, Inc. *	909,840
	COMPUTER SOFTWARE & SERVICES (10.6%)
28,000	Accenture Ltd. Class A	769,720
38,000	ACI Worldwide, Inc. *	712,500
45,000	CA, Inc.	792,450
19,000	CACI International, Inc. Class A *	693,310
32,000	Check Point Software Technologies Ltd. *	710,720
32,000	Intuit, Inc. *	864,000
17,000	ManTech International Corp. Class A*	712,300
27,000	McAfee, Inc. *	904,500
51,000	Oracle Corp. *	921,570
29,000	Sybase, Inc. *	878,410
38,000	Synopsys, Inc. *	787,740
		8,747,220
	DIVERSIFIED COMPANIES (1.0%)
21,000	Chemed Corp.	816,900
	DRUG (10.3%)
15,000	Biogen Idec, Inc. *	786,300
38,000	Bristol-Myers Squibb Co.	832,960
11,000	Cephalon, Inc. *	749,100
39,000	Endo Pharmaceuticals Holdings, Inc. *	689,520
17,000	Gilead Sciences, Inc. *	787,440
16,000	Novo Nordisk A/S ADR	767,680
26,000	Onyx Pharmaceuticals, Inc. *	742,300
22,000	OSI Pharmaceuticals, Inc. *	841,720
28,000	Sanofi-Aventis ADR	782,040
50,000	Sepracor, Inc. *	733,000
18,000	Teva Pharmaceutical Industries Ltd. ADR	810,900
		8,522,960
	E-COMMERCE (1.0%)
25,000	Open Text Corp. *	861,000

Shares		Value
	EDUCATIONAL SERVICES (4.9%)
11,000	Apollo Group, Inc. Class A *	$861,630
42,000	Corinthian Colleges, Inc. *	816,900
16,000	DeVry, Inc.	770,880
7,000	ITT Educational Services, Inc. *	849,940
4,000	Strayer Education, Inc.	719,480
		4,018,830
	ELECTRICAL EQUIPMENT (0.9%)
11,000	W.W. Grainger, Inc.	771,980
	ELECTRONICS (0.9%)
36,000	Greatbatch, Inc. *	696,600
	ENTERTAINMENT TECHNOLOGY (1.0%)
20,000	Netflix, Inc. *	858,400
	ENVIRONMENTAL (2.7%)
53,000	Calgon Carbon Corp. *	751,010
17,000	Stericycle, Inc. *	811,410
32,000	Tetra Tech, Inc. *	652,160
		2,214,580
	FINANCIAL SERVICES - DIVERSIFIED (0.8%)
38,000	H&R Block, Inc.	691,220
	FOOD PROCESSING (5.2%)
35,000	Diamond Foods, Inc.	977,550
37,000	Flowers Foods, Inc.	868,760
23,000	J&J Snack Foods Corp.	795,570
40,000	Peet’s Coffee & Tea, Inc. *	864,800
28,000	TreeHouse Foods, Inc. *	806,120
		4,312,800
	FOOD WHOLESALERS (1.2%)
21,000	Green Mountain Coffee Roasters, Inc. *	1,008,000
	HEALTH CARE INFORMATION SYSTEMS (2.3%)
20,000	Cerner Corp. *	879,400
30,000	Computer Programs & Systems, Inc.	998,100
		1,877,500
	HOUSEHOLD PRODUCTS (1.1%)
17,000	Church & Dwight Co., Inc.	887,910
	HUMAN RESOURCES (0.8%)
22,000	Hewitt Associates, Inc. Class A *	654,720
	INDUSTRIAL SERVICES (4.0%)
18,000	C.H. Robinson Worldwide, Inc.	820,980
21,000	MAXIMUS, Inc.	837,060
50,000	Rollins, Inc.	857,500
44,000	SAIC, Inc. *	821,480
		3,337,020
	INFORMATION SERVICES (2.9%)
10,000	Dun & Bradstreet Corp. (The)	770,000
18,000	IHS, Inc. Class A *	741,240

1

The Value Line Fund, Inc.

March 31, 2009

Shares		Value
35,000	Interactive Data Corp.	$870,100
		2,381,340
	INTERNET (2.8%)
12,000	Amazon.com, Inc. *	881,280
36,000	F5 Networks, Inc. *	754,200
9,000	Priceline.com, Inc. *	709,020
		2,344,500
	MEDICAL SERVICES (3.5%)
17,000	DaVita, Inc. *	747,150
12,000	Laboratory Corporation of America Holdings *	701,880
70,000	Odyssey HealthCare, Inc. *	679,000
16,000	Quest Diagnostics, Inc.	759,680
		2,887,710
	MEDICAL SUPPLIES (11.5%)
22,000	AmerisourceBergen Corp.	718,520
11,000	Bard (C.R.), Inc.	876,920
14,000	Baxter International, Inc.	717,080
13,000	Becton, Dickinson & Co.	874,120
14,000	Edwards Lifesciences Corp. *	848,820
15,000	Haemonetics Corp. *	826,200
20,000	Illumina, Inc. *	744,800
14,000	Johnson & Johnson	736,400
20,000	McKesson Corp.	700,800
22,000	ResMed, Inc. *	777,480
21,000	St. Jude Medical, Inc. *	762,930
35,000	Thoratec Corp. *	899,150
		9,483,220
	NATURAL GAS - DISTRIBUTION (0.9%)
32,000	UGI Corp.	755,520
	PACKAGING & CONTAINER (2.0%)
38,000	Crown Holdings, Inc. *	863,740
15,000	Silgan Holdings, Inc.	788,100
		1,651,840
	PHARMACY SERVICES (1.0%)
20,000	Medco Health Solutions, Inc. *	826,800
	RESTAURANT (4.0%)
25,000	Buffalo Wild Wings, Inc. *	914,500
20,000	Darden Restaurants, Inc.	685,200
15,000	McDonald’s Corp.	818,550
16,000	Panera Bread Co. Class A *	894,400
		3,312,650
	RETAIL - AUTOMOTIVE (2.0%)
21,000	Advance Auto Parts, Inc.	862,680
5,000	AutoZone, Inc. *	813,100
		1,675,780
	RETAIL - SPECIAL LINES (1.9%)
24,000	Buckle, Inc. (The)	766,320

Shares		Value
73,000	Hot Topic, Inc. *	$816,870
		1,583,190
	RETAIL STORE (1.9%)
18,000	Dollar Tree, Inc. *	801,900
23,000	Family Dollar Stores, Inc.	767,510
		1,569,410
	SECURITIES BROKERAGE (0.8%)
45,000	Knight Capital Group, Inc. Class A *	663,300
	TELECOMMUNICATION SERVICES (1.0%)
27,000	American Tower Corp. Class A *	821,610
	TELECOMMUNICATIONS EQUIPMENT (0.9%)
38,000	Applied Signal Technology, Inc.	768,740
	TOILETRIES & COSMETICS (0.8%)
12,000	Chattem, Inc. *	672,600
	WIRELESS NETWORKING (1.1%)
42,000	ViaSat, Inc. *	874,440
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.7%) (Cost $79,532,690)	79,929,600

Principal Amount		Value
SHORT-TERM INVESTMENTS (3.3%)

	U.S. TREASURY OBLIGATIONS (2.4%)
$2,000,000	United States Treasury Bill, 0.13%, 4/23/09 (1)	1,999,988
	REPURCHASE AGREEMENTS (2) (0.9%)
700,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $700,001 (collateralized by $715,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $719,465), 0.06%, 4/1/09	700,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,699,988)	2,699,988
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.0%)		(6,586)
NET ASSETS (3) (100%)		$82,623,002
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($82,623,002 ÷ 14,626,522 shares outstanding)		$5.65

* Non-income producing.

 2

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

(1)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)
For federal income tax purposes, the aggregate cost was $82,232,678, aggregate gross unrealized appreciation was $5,020,911, aggregate gross unrealized depreciation was $4,624,001 and the net unrealized depreciation was $396,910.

ADR	American Depositary Receipt.

3

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$79,929,600	—
Level 2 - Other Significant Observable Inputs	2,699,988	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$82,629,588	—

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 3/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 1, 2009